Discontinued operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations [Abstract]
Discontinued operations
Note 4. Discontinued operations
Accounting policies
Non-current assets held for sale and disposal groups
In accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, non-current assets (including property, plant and equipment and intangible assets) and disposal groups (a group of assets to be disposed of) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction and when the following conditions are met: i) management is committed to a plan to sell; ii) the asset or disposal group is available for immediate sale; iii) an active program to locate a buyer is initiated; iv) the sale is highly probably, within 12 months of classification as held for sale; v) the asset or disposal group is being actively marketed for sale at a sales price reasonable in relation to its fair value; and vi) actions required to complete the plan indicate that it is unlikely that plan will be significantly changed or withdrawn.
Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell, as appropriate.
Depreciation and amortization on these assets cease when they meet the criteria to be classified as non-current assets held for sale.
Non-current assets and related liabilities classified as held for sale are presented separately as current items in the statement of consolidated financial position.
Discontinued operations
The Group classifies as discontinued operations a component of the Group that either has been disposed of, or is classified as held for sale, and i) represents a separate major line of business or geographical area of operations; ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or iii) is a subsidiary acquired exclusively with a view to resell.
The components of profit or loss after taxes from discontinued operations and the post-tax gain or loss recognized on the measurement to fair value less costs to sell or on the disposal of the assets or disposal groups constituting the discontinued operation would be presented as a single line item in the statement of consolidated comprehensive income.
Cash flows generated by the assets or disposal groups constituting the discontinued operation would be presented as a single line item within each of the categories of cash flows in the statement of consolidated cash flows.
Details of discontinued operations and disposal groups
On November 23, 2022, Calyxt received a non-binding letter of intent from Cibus regarding a potential reverse merger with Calyxt (with Calyxt absorbing Cibus). On January 13, 2023, Calyxt, Cibus and certain other parties thereto signed the Merger Agreement relating to this proposed Calyxt Merger. The closing of the proposed Calyxt Merger is expected in the second quarter of 2023. In connection with the Merger Agreement, Cellectis executed a voting agreement with Cibus to vote in favor of and approve all the transactions contemplated by the Merger Agreement, subject to the terms and conditions thereof.
The Group considers that Calyxt meets the definition of a group of assets held for sale as the criteria defined by IFRS 5 are met on November 23, 2022. In the present financial statements, Calyxt is therefore classified as a disposal group held for sale as of December 31, 2022 and as a discontinued operation for each period presented.
As prescribed by IFRS 5, Calyxt’s assets and liabilities have been measured at the lower of their carrying amount and their fair value less costs to sell. No gain or loss was recognized pursuant to this measurement.
The results of Calyxt are as follows :

	For the year ended December 31,
	2020 *	2021 *	2022
Revenues and other income	22,892	28,475	157
Operating expenses	(66,018)	(55,671)	(21,342)

Operating income (loss)	(43,126)	(27,196)	(21,186)

Net Financial gain (loss)	(776)	(1,162)	5,840

Net income (loss) from discontinued operations	(43,902)	(28,358)	(15,345)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation

The earning per share attributable to Calyxt is as follows :

	For the year ended December 31,
	2020 *	2021 *	2022
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	(0.65)	(0.39)	(0.16)

Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	(0.65)	(0.39)	(0.16)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation
The net cash flows incurred by Calyxt are as follows:

	For the year ended December 31,
	2020 *	2021 *	2022
Net cash flows provided by (used in) operating activities of discontinued operations	(40,920)	(16,746)	(18,601)
Net cash flows provided by (used in) investing activities of discontinued operations	(12,798)	10,979	(446)
Net cash flows provided by (used in) financing activities of discontinued operations	7,575	2,294	8,650
(Decrease) increase in cash and cash equivalents	(46,143)	(3,476)	(10,396)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation
The major classes of assets and liabilities of Calyxt classified as held for sale as at December 31, 2022 are as follows:

For the year ended December 31,
2022
Intangible assets	697
Property, plant, and equipment	4,110
Right-of-use assets	13,263
Other non-current assets	—
Other current assets	272
Cash and cash equivalents	3,427

Total assets held for sale	21,768

Non-current lease debts	13,387
Other non-current liabilities	—
Current lease debts	463
Trade payables	747
Other current liabilities	267

Total liabilities related to assets held for sale	14,864

Net assets held for sale	6,903